Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Measurement
Fair Value Measurement

23. Fair Value Measurement

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. The Group measures investments in money market funds, financial products and equity investment in one publicly traded company at fair value.

Money market funds and equity investment in publicly traded companies. The Group values its money market funds investments and equity investment in one publicly traded company using observable inputs that reflect quoted prices for securities with identical characteristics, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

Financial products. The Group values its financial products investments held in certain banks or financial institutions using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Accounts receivable and prepayments and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable and accrued liabilities and other payables are financial liabilities with carrying values that approximate fair value due to their short term nature.

Starting on January 1, 2018, equity investments without readily determinable fair values that are measured at cost adjusted for observable changes in price or impairments are generally not categorized in the fair value hierarchy. However, if equity investments without readily determinable fair values were remeasured during the year ended December 31, 2018, they were classified within Level 2 in the fair value hierarchy because the Group estimated the value of the instruments using identical or similar identifiable transaction prices at the transaction dates. If equity investments without readily determinable fair value were written down during the year ended December 31, 2018, they were classified within Level 3 in the fair value hierarchy because the Group estimated the fair value of the instruments using significant unobservable inputs.